Segmented information (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Disclosure of operations of Company's segments
The following tables present the operations of the Company's segments (in thousands $):
For the year ended December 31, 2021

	Exchange listed products	Managed equities	Lending	Brokerage	Corporate	Consolidation, elimination and all other segments	Consolidated
Total revenue	62,983	24,613	25,729	43,963	2,698	4,659	164,645
Total expenses	20,641	21,037	18,002	33,159	21,250	5,366	119,455
Income (loss) before income taxes	42,342	3,576	7,727	10,804	(18,552)	(707)	45,190
Adjusted base EBITDA	46,449	11,387	8,921	12,596	(16,071)	791	64,073
For the year ended December 31, 2020

	Exchange listed products	Managed equities	Lending	Brokerage	Corporate	Consolidation, elimination and all other segments	Consolidated
Total revenue	37,680	41,354	15,509	30,683	(7,214)	3,764	121,776
Total expenses	9,151	22,686	8,469	23,454	18,566	4,788	87,114
Income (loss) before income taxes	28,529	18,668	7,040	7,229	(25,780)	(1,024)	34,662
Adjusted base EBITDA	30,563	10,762	7,272	8,052	(13,722)	1,239	44,166

Disclosure of revenue of the Company by geographic location	The following table presents the revenue of the Company by geographic location (in thousands $):

	For the years ended
	Dec. 31, 2021	Dec. 31, 2020
Canada	146,616	95,962
United States	18,029	25,814
	164,645	121,776